LION BATTERY (Narrative) (Details) $ / shares in Units, $ in Thousands	Jul. 15, 2019 USD ($) $ / shares shares
Lion Battery Technologies Inc [Member]
Disclosure of detailed information about investment property [line items]
Preferred stock received for investment, value	$ 550
Preferred stock received for investment | shares	1,100,000
Preferred stock price per share | $ / shares	$ 0.50
Additional amount of common stock issued for investment	$ 4
Additional number of common stock issued for investment | shares	400,000
Additional common stock price per share | $ / shares	$ 0.01
Maximum investment in new venture	$ 4,000
Payment of fees per month	3
Florida International University [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program	$ 3,000